PRINCIPAL ACTIVITIES AND ORGANIZATION (Details)		12 Months Ended
	Jun. 24, 2020	Dec. 31, 2025
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of service fees payable		100.00%
Percentage of ownership interest pledged		100.00%
Yunxuetang Information Technology (Jiangsu) Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of direct or indirect ownership		100.00%
Radnova Intelligence Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of economic interest		100.00%
Beijing Xuanxing Intelligence Technology Co., Ltd.
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of economic interest		100.00%
Suzhou Xuanxing Intelligence Technology Co., Ltd
PRINCIPAL ACTIVITIES AND ORGANIZATION
Percentage of economic interest		100.00%
CEIBS PG
PRINCIPAL ACTIVITIES AND ORGANIZATION
Business acquisition, percentage of equity interests acquired	60.00%